FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    February 2, 1999





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

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Attention:  File Room



Re:         Fidelity Mt. Vernon Street Trust (the trust):

            Fidelity Growth Company Fund
            Fidelity Aggressive Growth Fund (formerly Fidelity Emerging Growth Fund)
            Fidelity New Millennium Fund (the funds)

            File No. 2-79755 and 811-3583

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______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary